DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 1,222,944	$ 1,283,100
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	150,000	150,000
$800 million credit facility
Debt Instrument [Line Items]
Total debt	568,000	595,000
2017 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	250,000	250,000
NR Satu Facility
Debt Instrument [Line Items]
Total debt	74,113	88,863
Eskimo SPV Debt*
Debt Instrument [Line Items]
Total debt	$ 180,831	$ 199,237